Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY
VERSUS
PERFORMANCE
DISCLO
SURE
As required by new pay versus performance (“PVP”) rules adopted by the SEC in 2022 and in effect for the first time for this proxy statement, the following Pay Versus Performance table (“PVP Table”) provides
SEC-required
information about compensation for 2022 for this proxy statement’s named executive officers, as well as our named executive officers from our 2022 and 2021 proxy statements (each of 2020, 2021 and 2022, a “Covered Year,” and such named executive officers, the “NEOs”). The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:

●	The information in columns (b) and (d) of the PVP Table comes directly from our Summary Compensation Tables, without adjustment; and

●
As required by the SEC’s PVP rules, we describe the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable NEOs. However, these CAP amounts may not necessarily reflect the final compensation that our NEOs actually earned or walked away with for their service in the Covered Years, respectively.

As required by the SEC’s PVP rules, we provide information in the PVP Table below about our absolute total stockholder return (“TSR”) results, TSR results for a peer group of companies identified in the PVP Table, and our U.S. GAAP net income results during the Covered Years. We did not, however, actually base any compensation decisions for the PVP NEOs on, or link any PVP NEO pay to, the peer group TSR or our U.S. GAAP net income results because those are not metrics used in our short-term or long-term incentive plans during the Covered Years. In addition, the peer group used for purposes of this PVP Table disclosure is substantially different than the comparator companies against which we evaluate relative TSR performance for our named executive officers for purposes of our PSU awards, as described above in our Compensation Discussion and Analysis.
Pay Versus Performance Table

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (h)	Adjusted ACV (thousands) (i)(4)
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)
2022	$21,872,498	$6,345,680	$4,720,955	$(2,022,048)	$93.85	$148.23	$523,710	$2,120,017
2021	$18,260,634	$30,494,209	$4,325,215	$7,025,221	$155.83	$194.20	$454,627	$1,873,994
2020	$14,089,533	$35,102,268	$4,235,180	$8,449,049	$141.33	$157.00	$433,887	$ 1,596,385
(1)
Dr. Gopal served as our principal executive officer (“PEO”) for the full year for each Covered Year. For 2022, our non-PEO
NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, and Richard Mahoney. For 2021, our
non-PEO
NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, Richard Mahoney, and Maria Shields. For 2020, our
non-PEO
NEOs consisted of Shane Emswiler, Nicole Anasenes, Richard Mahoney, and Maria Shields.
(2)
F
or each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO

NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

DR. GOPAL	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$21,872,498	$18,260,634	$14,089,533
- aggregate change in actuarial present value of pension benefits	$–	$–	$–
+ service cost of pension benefits	$–	$–	$–
+ prior service cost of pension benefits	$–	$–	$–
- SCT “Stock Awards” column value	$(18,915,491)	$(15,431,959)	$(12,276,512)
- SCT “Option Awards” column value	$–	$–	$–
+ year-end fair value of equity awards granted in the Cover ed Year that are outstanding and unvested as of the Covered Year-end	$16,469,081	$20,482,912	$13,833,624
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	$(6,589,120)	$1,800,566	$9,433,176
+ vesting date fair value of equity awards granted and vested in the Covered Year end	$2,891,350	$5,546,687	$2,151,513
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	$(9,382,638)	$(164,631)	$7,870,934
- fair value as of prior-year end of equity awards granted in prior years th at failed to vest in the Covered Year	$–	$–	$–
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$–	$–	$–
+ excess fair value for equity award modifications	$–	$–	$–
Compensation Actually Paid to PEO (column (c))	$6,345,680	$30,494,209	$35,102,268

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$4,720,955	$4,325,215	$4,235,180
- aggregate change in actuarial present value of pension benefits	$–	$–	$–
+ service cost of pension benefits	$–	$–	$–
+ prior service cost of pension benefits	$–	$–	$–
- SCT “Stock Awards” column value	$(4,010,137)	$(3,330,951)	$(3,650,409)
- SCT “Option Awards” column value	$–	$–	$–
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	$2,544,158	$4,278,023	$3,867,188
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	$(1,050,107)	$468,892	$2,369,501
+ vesting date fair value of equity awards granted and vested in the Covered Year	$271,789	$1,262,004	$499,861
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	$(1,430,535)	$22,038	$1,127,728
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$(3,068,171)*	$–	$–
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$–	$–	$–
+ excess fair value for equity award modifications	$–	$–	$–
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(2,022,048)	$7,025,221	$8,449,049
* The awards valued at $3,068,171 belonged to Mr. Mahoney and failed to vest due to his voluntary departure from the Company on May 5, 2022.
(3)
For each of the Covered Years, total stockholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total stockholder return based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, we used our industry peer group of seven companies (Autodesk, Inc., PTC, Inc., Cadence Design Systems, Inc., Synopsys, Inc., Altair Engineering, Inc., Aspen Technology, Inc., and Dassault Systemes SE). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4)
For a description of how adjusted ACV is calculated for each of the Covered Years, see the section titled “Per form
ance Metrics for Regular Cycle 2022 PSU Awards” in this proxy statement, the section titled “Performance Metrics for Regular Cycle 2021 P
SU Aw
ards” in our 2022 proxy statement and the section titled “Performance Metrics for Regular Cycle 2020 PSU Awards” in our 2021 proxy statement.

Company Selected Measure Name	adjusted ACV
Named Executive Officers, Footnote [Text Block]	Dr. Gopal served as our principal executive officer (“PEO”) for the full year for each Covered Year. For 2022, our non-PEO
NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, and Richard Mahoney. For 2021, our
non-PEO
NEOs consisted of Nicole Anasenes, Shane Emswiler, Janet Lee, Richard Mahoney, and Maria Shields. For 2020, our
non-PEO
	NEOs consisted of Shane Emswiler, Nicole Anasenes, Richard Mahoney, and Maria Shields
Peer Group Issuers, Footnote [Text Block]	For each of the Covered Years, total stockholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total stockholder return based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, we used our industry peer group of seven companies (Autodesk, Inc., PTC, Inc., Cadence Design Systems, Inc., Synopsys, Inc., Altair Engineering, Inc., Aspen Technology, Inc., and Dassault Systemes SE). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount	$ 21,872,498	$ 18,260,634	$ 14,089,533
PEO Actually Paid Compensation Amount	$ 6,345,680	30,494,209	35,102,268
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
F
or each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO

NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

DR. GOPAL	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$21,872,498	$18,260,634	$14,089,533
- aggregate change in actuarial present value of pension benefits	$–	$–	$–
+ service cost of pension benefits	$–	$–	$–
+ prior service cost of pension benefits	$–	$–	$–
- SCT “Stock Awards” column value	$(18,915,491)	$(15,431,959)	$(12,276,512)
- SCT “Option Awards” column value	$–	$–	$–
+ year-end fair value of equity awards granted in the Cover ed Year that are outstanding and unvested as of the Covered Year-end	$16,469,081	$20,482,912	$13,833,624
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	$(6,589,120)	$1,800,566	$9,433,176
+ vesting date fair value of equity awards granted and vested in the Covered Year end	$2,891,350	$5,546,687	$2,151,513
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	$(9,382,638)	$(164,631)	$7,870,934
- fair value as of prior-year end of equity awards granted in prior years th at failed to vest in the Covered Year	$–	$–	$–
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$–	$–	$–
+ excess fair value for equity award modifications	$–	$–	$–
Compensation Actually Paid to PEO (column (c))	$6,345,680	$30,494,209	$35,102,268

Non-PEO NEO Average Total Compensation Amount	$ 4,720,955	4,325,215	4,235,180
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,022,048)	7,025,221	8,449,049
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
F
or each Covered Year, the values included in this column for the CAP to our PEO and the average CAP to our non-PEO

NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$4,720,955	$4,325,215	$4,235,180
- aggregate change in actuarial present value of pension benefits	$–	$–	$–
+ service cost of pension benefits	$–	$–	$–
+ prior service cost of pension benefits	$–	$–	$–
- SCT “Stock Awards” column value	$(4,010,137)	$(3,330,951)	$(3,650,409)
- SCT “Option Awards” column value	$–	$–	$–
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	$2,544,158	$4,278,023	$3,867,188
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	$(1,050,107)	$468,892	$2,369,501
+ vesting date fair value of equity awards granted and vested in the Covered Year	$271,789	$1,262,004	$499,861
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	$(1,430,535)	$22,038	$1,127,728
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	$(3,068,171)*	$–	$–
+ dollar value of dividends/earnings paid on equity awards in the Covered Year	$–	$–	$–
+ excess fair value for equity award modifications	$–	$–	$–
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(2,022,048)	$7,025,221	$8,449,049
* The awards valued at $3,068,171 belonged to Mr. Mahoney and failed to vest due to his voluntary departure from the Company on May 5, 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List
The following table lists the four financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2022 to our performance.

Adjusted ACV

Adjusted operating cash flow

Non-GAAP revenue

Non-GAAP operating income

Total Shareholder Return Amount	$ 93.85	155.83	141.33
Peer Group Total Shareholder Return Amount	148.23	194.2	157
Net Income (Loss)	$ 523,710,000	$ 454,627,000	$ 433,887,000
Company Selected Measure Amount	2,120,017	1,873,994	1,596,385
PEO Name	Dr. Gopal
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ACV
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income
PEO [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,915,491)	(15,431,959)	(12,276,512)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,469,081	20,482,912	13,833,624
PEO [Member] | Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,589,120)	1,800,566	9,433,176
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,891,350	5,546,687	2,151,513
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,382,638)	(164,631)	7,870,934
PEO [Member] | Equity Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dollar Value of Dividends Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,010,137)	(3,330,951)	(3,650,409)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,544,158	4,278,023	3,867,188
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,050,107)	468,892	2,369,501
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	271,789	1,262,004	499,861
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,430,535)	22,038	1,127,728
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,068,171)	0	0
Non-PEO NEO [Member] | Dollar Value of Dividends Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ 0	$ 0
Non-PEO NEO [Member] | Mr. Richard Mahoney [Member] | Equity Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,068,171